Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	64,005,949	107,333,472	99,150,000
Common stock, shares outstanding	64,005,949	107,333,472	99,150,000